Convertible Notes - Schedule of Convertible Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Convertible Notes [Abstract]
Principal amounts of convertible notes	$ 3,145
Less: unamortized debt discount	(1,478)
Convertible notes, net of discount	1,667
Conversion of convertible notes	(1,667)
Principal amounts of convertible notes